Investments (Details) - Jiangxi Yibo’s [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments (Details) [Line Items]
Short-term investments	$ 1,092	$ 881
Long-term investments	$ 5,258	$ 4,729
Deposit term	3 years	3 years